PREDEX
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Shares		Fair Value
	REAL ESTATE INVESTMENT FUNDS (1) (102.1%)
	Private Investment Funds (2)(3) (99.2%)
6,163	AEW Core Property (U.S.), LP	$ 8,057,272
42	ARA Core Property Fund, LP	6,754,234
40,659	Barings Core Property Fund LP	6,695,774
205,813	BGO Daily Value Fund, LP	3,150,460
2,320	BGO Diversified US Property Fund LP	7,238,441
n/a	BlackRock US Core Property Fund, LP	7,644,454
4,379,841	CBRE U.S. Core Partners, LP	9,145,107
2,126	Clarion Lion Industrial Trust	8,173,021
4,319	Clarion Lion Properties Fund, LP	8,902,039
n/a	GWL U.S. Property Fund LP	7,145,498
30	Invesco Core Real Estate-U.S.A., LP	7,191,697
2,206	Invesco U.S. Income Fund, LP	4,141,478
325	Morgan Stanley Prime Property Fund, LLC	7,731,867
248,114	Principal Enhanced Property Fund, LP	4,128,497
2,949	PRISA LP	7,183,624
2,453	Prologis Targeted U.S. Logistics Holdings, LP	8,343,300
47,437	RREEF America REIT II, Inc.	7,935,760
30,856	RREEF Core Plus Industrial Fund, LP	7,299,190
46	Sentinel Real Estate Fund, LP	5,926,641
3,657	Stockbridge Smart Markets Fund, LP	7,751,780
4,973	TA Realty Core Property Fund, LP	8,009,878
580	UBS Trumbull Property Fund LP	6,971,571
n/a	USAA US Government Building Fund	6,374,438
	Total Private Investment Funds (Cost $120,263,645)	161,896,021

	Public Non-Traded Funds (2.9%)
272,509	Ares Real Estate Income Trust Inc. (Class I) (2)	2,414,515
153,463	Jones Lang LaSalle Income Property Trust, Inc. (Class M-I)	2,288,129
	Total Public Non-Traded Funds (Cost $3,929,122)	4,702,644
	TOTAL REAL ESTATE INVESTMENT FUNDS (Cost $124,192,767)	166,598,665

	SHORT-TERM INVESTMENTS (4) (2.2%)
3,118,719	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 1.87%	3,118,719
518,015	Fidelity Investments Money Market Government Portfolio, Class I, 1.49%	518,015
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,636,734)	3,636,734

	TOTAL INVESTMENTS (104.3%) (Cost $127,829,501)	170,235,399

	LIABILITIES IN EXCESS OF OTHER ASSETS (4.3%)	(6,944,358)

	NET ASSETS (100.0%)	$163,291,041

(1) There were no investments held by the underlying funds where the Fund’s proportionate ownership exceeded 5% of the Fund’s net assets as of July 31, 2022.

(2) Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in the notes.

(3) Pledged as collateral for borrowings under a line of credit.

(4) Money market funds; interest rate reflects seven-day effective yield on July 31, 2022.

PREDEX
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022 (Unaudited)

Additional Information on Investments in Real Estate Investment Funds:

Real Estate Investment Funds	Unfunded Commitments	Redemption Frequency
AEW Core Property (U.S.), LP	-	Quarterly
ARA Core Property Fund, LP	-	Quarterly
Ares Real Estate Income Trust Inc.	-	Monthly
Barings Core Property Fund LP	-	Quarterly
BGO Daily Value Fund, LP	-	Daily
BGO Diversified US Property Fund LP	-	Quarterly
BlackRock US Core Property Fund, LP	-	Quarterly
CBRE U.S. Core Partners, LP	-	Quarterly
Clarion Lion Industrial Trust	-	Quarterly
Clarion Lion Properties Fund, LP	-	Quarterly
GWL U.S. Property Fund LP	-	Quarterly
Invesco Core Real Estate-U.S.A., LP	-	Quarterly
Invesco U.S. Income Fund, LP	-	Quarterly
Jones Lang LaSalle Income Property Trust, Inc.	-	Daily
Morgan Stanley Prime Property Fund, LLC	-	Quarterly
Principal Enhanced Property Fund, LP	-	Quarterly
PRISA LP	-	Quarterly
Prologis Targeted U.S. Logistics Holdings, LP	-	Quarterly
RREEF America REIT II, Inc.	-	Quarterly
RREEF Core Plus Industrial Fund, LP	-	Quarterly
Sentinel Real Estate Fund, LP	$ 2,000,000	Daily
Stockbridge Smart Markets Fund, LP	-	Quarterly
TA Realty Core Property Fund, LP	-	Quarterly
UBS Trumbull Property Fund LP	-	Quarterly
USAA US Government Building Fund	-	Quarterly

As of July 31, 2022, the Fund had $2,000,000 of unfunded commitment amounts which had not yet been called for investment. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of a redemption amount at the time requested. Each of the above investment funds can suspend redemptions if the general partner or its respective Board deems it in the best interest of its shareholders.

PREDEX
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. Short-term investments having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, which approximates fair value.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund” and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, which is equivalent to investment company reporting, and report a NAV per share on typically a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market. Accordingly, these investments are listed as Level 3 in the fair value hierarchy table. Further refinement may be made to the fair value of a Private Fund which either provides insight into its daily valuation or demonstrates persistently different performance. If an underlying fund manager reports the NAV per share (or its equivalent) to the Fund on a daily basis, then that unadjusted NAV per share is used to value the investment. Use of a NAV per share is commonly used as an acceptable valuation technique for investments in private investment companies, and is referred to as the "practical expedient" by ASC 820 Fair Value Measurement.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

PREDEX
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
July 31, 2022 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Investments*	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Funds	$ 2,288,129	$ -	$161,160,076	$163,448,205
Short-Term Investments	3,636,734	-	-	3,636,734
Subtotal	$ 5,924,863	$ -	$161,160,076	167,084,939
Private Fund**				3,150,460
Total Investments				$170,235,399

* Refer to the Schedule of Investments for a more detailed account of the Fund’s holdings.

** A private fund investment that is daily measured at fair value using the NAV per share (or its equivalent) practical expedient has not been categorized in the fair value hierarchy.

There were no changes to the Fund’s portfolio holdings during the quarter ended July 31, 2022. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2, or Level 3 at the end of the reporting period. The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Level 3 Investments
Beginning balance	$ 147,163,685
Cost of purchases	8,145,608
Change in unrealized appreciation	6,073,616
Proceeds from sales	(203,319)
Realized gain (loss)	(19,514)
Net transfers in/out of Level 3	-
Ending balance	$ 161,160,076